Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Ordinary Shares, par value (in Dollars per share)		$ 0.0005
Ordinary Shares, authorized		100,000,000
Ordinary Shares, issued		14,591,942
Ordinary Shares, outstanding		14,591,942
Class A Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0005
Ordinary Shares, authorized	400,000,000
Ordinary Shares, issued	14,591,942
Ordinary Shares, outstanding	14,591,942
Class B Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0005
Ordinary Shares, authorized	100,000,000
Ordinary Shares, issued
Ordinary Shares, outstanding